Acquisitions and Divestitures - Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas (Detail)	Aug. 31, 2017
Discount Rate | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input	0.0950
Reserve Risk Factor | Minimum
Business Acquisition [Line Items]
Acquisition, measurement input	0.35	[1]
Reserve Risk Factor | Maximum
Business Acquisition [Line Items]
Acquisition, measurement input	1.00	[1]
Price Escalation | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input	0.0200	[2]
Oil price | Oil price | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX WTI forward curve
Natural gas price | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX Henry Hub forward curve
NGL price | Linn Acquisition
Business Acquisition [Line Items]
Acquisition, measurement input description	39% of oil price
Possible Reserves | Reserve Risk Factor
Business Acquisition [Line Items]
Acquisition, measurement input	0.35
Probable Reserve | Reserve Risk Factor
Business Acquisition [Line Items]
Acquisition, measurement input	0.75
Proved Undeveloped Reserves | Reserve Risk Factor
Business Acquisition [Line Items]
Acquisition, measurement input	0.90

[1]	Possible reserves had a reserve risk factor of 35%, probable reserves had a reserve risk factor of 75%, and proved undeveloped reserves had a reserve risk factor of 90%.
[2]	Prices were escalated at the end of the forward curve